Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	368,940.561	538,868.433	381,863.626	567,923.059	512,141.713	[1]	645,173.947	[1]	687,898.790	[1]
Weighted average number of units, Date of initial issuance			July 23, 2001		July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	197.894	244.148	217.204	214.918	228.982	[1]	156.318	[1]	64.584	[2]
Weighted average number of units, Date of initial issuance			April 1, 2010		April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	26,503.599	26,285.839	27,081.577	26,257.164	26,798.935	[1]	21,549.160	[1]	5,536.921	[1]
Weighted average number of units, Date of initial issuance			September 1, 2009		September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	1,872.592	1,244.485	1,828.946	1,186.523	1,241.673	[1]	532.525	[1]	34.462	[3]
Weighted average number of units, Date of initial issuance			November 1, 2010		November 1, 2010

[1]	January 1 - December 31
[2]	April 1 - December 31
[3]	November 1 - December 31